Summary of Significant Accounting Policies - Disclosure of Other Intangible Assets (Details)	12 Months Ended
Mar. 31, 2020
Information Technology Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, life of asset	3 years
Other intangible assets, rate of amortization % straight line per annum	33.00%
Other Intangible Assets | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, life of asset	3 years
Other intangible assets, rate of amortization % straight line per annum	17.00%
Other Intangible Assets | Top of Range
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, life of asset	6 years
Other intangible assets, rate of amortization % straight line per annum	33.00%